Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2014
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Schedule III—Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue	Net investment income	Benefits claims, losses and settlement expenses	Other* operating expenses
	(in thousands)
2014	$210,978	$4,281	$108,426	$23,702	$6,834	$15,941	$7,755

2013	$146,041	$2,996	$110,544	$27,343	$7,000	$21,281	$9,935

2012	$136,447	$3,256	$116,068	$30,077	$7,561	$19,617	$12,454

* Includes underwriting, general and administrative expenses.